Organization and Principal Activities - Details of Company's Subsidiaries and VIE and Its Subsidiaries (Detail) - 12 months ended May. 31, 2015	Total
Variable Interest Entities [Member] | Beijing New Oriental Education & Technology (Group) Co., Ltd [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Aug. 02, 2001
Place of incorporation (or establishment)/ operation	PRC
Variable Interest Entities [Member] | Beijing New Oriental Xuncheng Network Technology Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Mar. 11, 2005
Place of incorporation (or establishment)/ operation	PRC
Subsidiaries [Member] | Beijing Decision Education & Consulting Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Apr. 20, 2005
Place of incorporation (or establishment)/ operation	PRC
Legal ownership	100.00%
Subsidiaries [Member] | Beijing Judgment Education & Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Apr. 20, 2005
Place of incorporation (or establishment)/ operation	PRC
Legal ownership	100.00%
Subsidiaries [Member] | Beijing Hewstone Technology Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Apr. 20, 2005
Place of incorporation (or establishment)/ operation	PRC
Legal ownership	100.00%
Subsidiaries [Member] | Beijing Pioneer Technology Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Jan. 08, 2009
Place of incorporation (or establishment)/ operation	PRC
Legal ownership	100.00%
Subsidiaries [Member] | Shanghai Smart Words Software Technology Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Dec. 08, 2010
Place of incorporation (or establishment)/ operation	PRC
Legal ownership	100.00%
Subsidiaries [Member] | Beijing Smart Wood Software Technology Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Dec. 21, 2011
Place of incorporation (or establishment)/ operation	PRC
Legal ownership	100.00%
Subsidiaries [Member] | Beijing Joy Tend Technology Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Jan. 31, 2013
Place of incorporation (or establishment)/ operation	PRC
Legal ownership	100.00%
Subsidiaries [Member] | Beijing Right Time Technology Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Jan. 31, 2013
Place of incorporation (or establishment)/ operation	PRC
Legal ownership	100.00%
Subsidiaries [Member] | Beijing Sincerity Technology Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Jan. 31, 2013
Place of incorporation (or establishment)/ operation	PRC
Legal ownership	100.00%
Subsidiaries [Member] | Beijing Magnificence Technology Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Nov. 01, 2013
Place of incorporation (or establishment)/ operation	PRC
Legal ownership	100.00%
Subsidiaries [Member] | Beijing Top Technology Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Nov. 13, 2013
Place of incorporation (or establishment)/ operation	PRC
Legal ownership	100.00%
Subsidiaries [Member] | Beijing Shenghe Technology Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	May 27, 2014
Place of incorporation (or establishment)/ operation	PRC
Legal ownership	100.00%
Subsidiaries [Member] | Beijing Walkite International Travel Co., Ltd. [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	May 22, 2012
Place of incorporation (or establishment)/ operation	PRC
Legal ownership	100.00%
Subsidiaries [Member] | Walkite International Academy Co., Ltd. [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Mar. 16, 2015
Place of incorporation (or establishment)/ operation	PRC
Legal ownership	100.00%
Subsidiaries [Member] | Beijing New Road Information Consulting Services Co., Ltd. [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Mar. 06, 2015
Place of incorporation (or establishment)/ operation	PRC
Legal ownership	51.00%
Subsidiaries [Member] | Beijing Chongshengdongfang Network Technology Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Dec. 24, 2014
Place of incorporation (or establishment)/ operation	PRC
Legal ownership	100.00%
Subsidiaries [Member] | Beijing New Oriental Stars Education & Consulting Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Jul. 11, 2007
Place of incorporation (or establishment)/ operation	PRC
Legal ownership	100.00%
Subsidiaries [Member] | Beijing Chao Yang District Kindergarten of Stars [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Nov. 09, 2007
Place of incorporation (or establishment)/ operation	PRC
Legal ownership	100.00%
Subsidiaries [Member] | Nanjing Yuhuatai District New Oriental Kindergarten of Stars [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Feb. 20, 2009
Place of incorporation (or establishment)/ operation	PRC
Legal ownership	100.00%
Subsidiaries [Member] | Qingdao Alice Education & Technology Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Aug. 21, 2014
Place of incorporation (or establishment)/ operation	PRC
Legal ownership	100.00%
Subsidiaries [Member] | Qingdao Laoshan District Happy Alice Kindergarten [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Dec. 04, 2014
Place of incorporation (or establishment)/ operation	PRC
Legal ownership	100.00%
Subsidiaries [Member] | Qingdao Happy Alice Kindergarten [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Nov. 29, 2005
Place of incorporation (or establishment)/ operation	PRC
Legal ownership	100.00%
Subsidiaries [Member] | Qingdao Chengyang District Happy Alice Kindergarten [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Oct. 30, 2014
Place of incorporation (or establishment)/ operation	PRC
Legal ownership	100.00%
Subsidiaries [Member] | Elite Concept Holdings Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Dec. 03, 2007
Place of incorporation (or establishment)/ operation	Hong Kong
Legal ownership	100.00%
Subsidiaries [Member] | Winner Park Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Dec. 09, 2008
Place of incorporation (or establishment)/ operation	Hong Kong
Legal ownership	100.00%
Subsidiaries [Member] | Smart Shine International Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Dec. 09, 2008
Place of incorporation (or establishment)/ operation	Hong Kong
Legal ownership	100.00%
Subsidiaries [Member] | Abundant State Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	May 30, 2014
Place of incorporation (or establishment)/ operation	BVI
Legal ownership	100.00%
Subsidiaries [Member] | Koolearn Corporation [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Jun. 10, 2013
Place of incorporation (or establishment)/ operation	Cayman
Legal ownership	94.00%
Subsidiaries [Member] | Koolearn Holding Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Jun. 21, 2013
Place of incorporation (or establishment)/ operation	Hong Kong
Legal ownership	94.00%
Schools and Subsidiaries of New Oriental China [Member] | Beijing Haidian District Privately-Funded New Oriental School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Oct. 05, 1993
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Shanghai Yangpu District New Oriental Advanced Study School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Jun. 01, 2000
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Guangzhou Haizhu District Privately-Funded New Oriental Training School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Sep. 08, 2000
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Guangzhou New Oriental Training School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Aug. 20, 2013
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Guangzhou Panyu District Privately-Funded New Oriental Training Centre [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Jun. 19, 2013
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Wuhan New Oriental Training School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Apr. 28, 2002
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Tianjin New Oriental Training School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Aug. 21, 2002
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Xi'an Yanta District New Oriental School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Nov. 26, 2002
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Nanjing Gulou New Oriental Advanced Study School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Nov. 28, 2002
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Shenzhen New Oriental Training School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Oct. 15, 2003
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Shenyang New Oriental Foreign Language Training School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Jun. 18, 2003
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Chongqing New Oriental Training School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Aug. 15, 2003
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Chengdu New Oriental School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Aug. 18, 2003
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Xiangyang New Oriental Training School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Oct. 26, 2004
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Changsha Furong District New Oriental Training School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	May 25, 2005
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Jinan New Oriental School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	May 31, 2005
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Taiyuan Oriental Training School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Apr. 20, 2005
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Ha'er Bin Nangang District Oriental Training School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	May 20, 2005
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Changchun Oriental Training School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Jul. 26, 2005
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Hangzhou New Oriental Advanced Study School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Jul. 21, 2005
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Fuyang New Oriental Training School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Oct. 22, 2012
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Zhengzhou Oriental Training School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Jul. 19, 2005
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Zhuzhou New Oriental Training School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Apr. 30, 2006
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Shijiazhuang New Oriental School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Apr. 03, 2006
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Suzhou New Oriental School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Apr. 26, 2006
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Anshan New Oriental Training School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Jun. 13, 2006
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Hefei New Oriental Foreign Language Training School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Jun. 13, 2006
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Yunnan New Oriental Training School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Jun. 13, 2006
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Wuxi New Oriental Advanced Study School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Aug. 14, 2006
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Fuzhou Gulou District New Oriental Training School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Sep. 01, 2006
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Nanchang Donghu District New Oriental Language School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Mar. 16, 2007
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Yichang Xiling District New Oriental School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Jan. 01, 2006
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Jingzhou New Oriental Training School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Apr. 10, 2007
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Dalian New Oriental Training School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Jun. 12, 2007
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Huangshi New Oriental Training School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Mar. 17, 2008
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Ningbo New Oriental School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Apr. 16, 2008
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Lanzhou Chengguan District New Oriental School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Mar. 19, 2008
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Xiamen Siming District New Oriental Education Training School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Jul. 08, 2008
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Qingdao New Oriental Language Training School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Aug. 05, 2008
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Nanning New Oriental Education Training School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Sep. 18, 2008
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Xuzhou New Oriental Advanced Study School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Mar. 31, 2009
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Xiangtan Yuhu District New Oriental School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Jul. 15, 2010
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Zhenjiang New Oriental School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Jul. 19, 2010
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Luoyang New Oriental School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Nov. 25, 2010
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Nantong Chongchuan District New Oriental School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Dec. 28, 2010
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Jilin Chuanying District New Oriental School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Mar. 17, 2011
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Guiyang Yunyan District New Oriental School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Mar. 21, 2011
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Inner Mongolia Hohhot New Oriental School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Apr. 02, 2011
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Foshan New Oriental School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Sep. 01, 2011
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Tangshan Lubei District New Oriental School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	May 25, 2011
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Urumqi New Oriental School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	May 22, 2011
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Shiyan New Oriental School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	May 23, 2011
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Changchun Tongwen Gaokao Training Education School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Oct. 27, 2008
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Changchun Tongwen High School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Oct. 27, 2008
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | China Management Software Institute [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Sep. 01, 2012
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Beijing New Oriental Yangzhou Foreign Language School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Jun. 06, 2002
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Yangzhou Guangling District New Oriental Kindergarten Of Stars [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Aug. 26, 2014
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Beijing Changping New Oriental Foreign Language School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Jul. 19, 2010
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Beijing New Oriental Dogwood Cultural Communications Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	May 16, 2003
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Beijing New Oriental Dogwood, Bookstore, Audio and Video Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Mar. 02, 2004
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Chengdu New Oriental Dogwood Bookstore Products Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Jan. 18, 2004
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Chongqing New Oriental Dogwood Bookstore And Audio-Visual Products Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Feb. 25, 2004
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Shenyang New Oriental Dogwood Bookstore And Audio Visual Products Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Sep. 18, 2003
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Guangzhou New Oriental Dogwood Bookstore And Audio Visual Products Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Nov. 11, 2003
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Wuhan New Oriental Dogwood Bookstore And Audio Visual Products Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Dec. 16, 2003
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Xian New Oriental Dogwood Bookstore And Audio Visual Products Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Jun. 03, 2003
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Shanghai New Oriental Dogwood Bookstore And Audio Visual Products Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Sep. 28, 2003
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Nanjing New Oriental Dogwood Bookstore Products Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Apr. 21, 2003
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Tianjin Dogwood Bookstore And Audio Visual Products Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Dec. 15, 2003
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Changchun New Oriental Dogwood Bookstore And Audio Visual Products Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Oct. 08, 2005
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Changsha New Oriental Dogwood Bookstore And Audio Visual Products Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Apr. 03, 2006
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Haer Bin New Oriental Dogwood Bookstore And Audio Visual Products Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Mar. 13, 2006
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Taiyuan New Oriental Dogwood Bookstore And Audio Visual Products Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Jul. 12, 2006
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Zhengzhou New Oriental Dogwood Bookstore And Audio Visual Products Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Aug. 09, 2006
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Hefei Dogwood Bookstore And Audio Visual Products Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Nov. 22, 2006
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Hangzhou Dogwood Bookstore Products Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Jul. 25, 2007
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Nanchang Dogwood Bookstore And Audio Visual Products Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Sep. 14, 2007
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Kunming Dogwood Bookstore And Audio Visual Products Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Nov. 21, 2007
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Dalian New Oriental Dogwood Bookstore And Audio Visual Products Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Mar. 25, 2008
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Lanzhou New Oriental Dogwood Bookstore And Audio Visual Products Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Oct. 28, 2008
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Shijiazhuang New Oriental Dogwood Bookstore And Audio-Visual Products Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Jul. 28, 2009
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Suzhou New Oriental Dogwood Bookstore And Audio-Visual Products Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Jun. 01, 2010
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Qingdao New Oriental Dogwood Bookstore And Audio-Visual Products Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Jul. 28, 2010
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Xuzhou New Oriental Dogwood Bookstore And Audio-Visual Products Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Sep. 29, 2010
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Urumqi Dogwood Bookstore And Audio Visual Products Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Sep. 13, 2011
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Xiamen New Oriental Dogwood Bookstore And Audio-Visual Products Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Dec. 08, 2011
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Hohhot Dogwood Bookstore And Audiovisual Products Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Feb. 07, 2012
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Beijing New Oriental Vision Overseas Consultancy Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Feb. 19, 2004
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Shanghai Vision Overseas Service Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Mar. 24, 2011
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Shandong New Oriental Vision Overseas Consulting Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Sep. 08, 2011
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Shandong New Oriental Vision Overseas Consultancy Co., Ltd. [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Apr. 22, 2014
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Fujian New Oriental Vision Overseas Consultancy Co., Ltd. [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	May 13, 2014
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Guangdong Vision Overseas Consultancy Co., Ltd. [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	May 29, 2014
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Xinjiang New Oriental Vision Overseas Consultancy Co., Ltd. [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Jul. 09, 2014
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Shaanxi New Oriental Vision Overseas Consultancy Co., Ltd. [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Jan. 23, 2015
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Beijing New Oriental Dogwood Advertisement Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Jan. 20, 2004
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Beijing Dianshijingwei Technology Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Jan. 14, 2014
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Leci Internet Technology (Beijing) Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Feb. 11, 2014
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Beijing Dongfangzhuoyong Investment Management Co., Ltd. [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Apr. 29, 2014
Place of incorporation (or establishment)/ operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Beijing New Oriental MEGAWAY Education & Consulting Co., Ltd. [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Mar. 04, 2015
Place of incorporation (or establishment)/ operation	PRC
Subsidiary of Xuncheng [Member] | Beijing New Oriental Kuxuehuisi Network Technology Co., Ltd. [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Feb. 01, 2013
Place of incorporation (or establishment)/ operation	PRC